Financial instruments fair value risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	€ 609	€ 407
Other
Financial assets at fair value through profit or loss
Other	981	889
Fair value
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	609	407
Financial assets at fair value through profit or loss
Derivatives	149	378
Derivatives assets, reported within trade receivables	37	89
Derivatives financial liabilities reported within trade receivables hedge trading activities	(65)	(153)
Fair value | Other
Financial assets at fair value through profit or loss
Other	981	889
Fair value | Level 1
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	163	5
Financial assets at fair value through profit or loss
Derivatives	0	0
Fair value | Level 1 | Other
Financial assets at fair value through profit or loss
Other	582	428
Fair value | Level 2
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	4	3
Financial assets at fair value through profit or loss
Derivatives	149	378
Fair value | Level 2 | Other
Financial assets at fair value through profit or loss
Other	0	0
Fair value | Level 3
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	442	399
Financial assets at fair value through profit or loss
Derivatives	0	0
Fair value | Level 3 | Other
Financial assets at fair value through profit or loss
Other	399	461
Fair value | Financial liabilities
Financial assets at fair value through profit or loss
Derivatives	(559)	(784)
Contingent consideration	(157)	(164)
Fair value | Financial liabilities | Level 1
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	0	0
Fair value | Financial liabilities | Level 2
Financial assets at fair value through profit or loss
Derivatives	(559)	(784)
Contingent consideration	0	0
Fair value | Financial liabilities | Level 3
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	€ (157)	€ (164)